Segment information (Details Narrative) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of major customers [line items]
Revenue	S/ 1,225,639	S/ 1,240,169	S/ 1,231,015
Capital expenditures	69,732	117,801	490,807
Total financial instruments at fair value	21,206	657	436
Derivative financial instruments	489	69,912	124,770
Quicklime [Member]
Disclosure of major customers [line items]
Revenue	80,707	75,090	64,140
Capital expenditures
Quicklime [Member] | Two Customers [Member]
Disclosure of major customers [line items]
Revenue	S/ 65,784
Quicklime [Member] | One Customer [Member]
Disclosure of major customers [line items]
Revenue		S/ 55,657	S/ 27,182